Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 03, 2021
Change in fair value of warrant liabilities			$ 10,000	$ 0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount					$ 0
LEO HOLDINGS III CORP [Member]
Change in fair value of warrant liabilities	$ (4,225,000)	$ (811,667)
Warrant Liabilities [Member] | LEO HOLDINGS III CORP [Member]
Change in fair value of warrant liabilities	$ 4,200,000	$ 812,000